Business Combination (Details)	1 Months Ended	6 Months Ended
	Apr. 26, 2022 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares	Nov. 15, 2021 USD ($)
Business Combination (Details) [Line Items]
Shares of preferred stock	1,000,000
Price per share (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock issued and outstanding		0
Aggregate of shares			25,414,503
Price per share (in Dollars per share) | $ / shares	$ 10
Aggregate value (in Dollars) | $		$ 127,680
Conversion ratio		5.5562
Net proceeds (in Dollars) | $		$ 90,691
Transaction costs (in Dollars) | $		27,666,000		$ 111,000,000
Net proceeds of additional paid-in-capital (in Dollars) | $		86,584
Net redemptions (in Dollars) | $		$ 4,105
Initial Public Offering [Member]
Business Combination (Details) [Line Items]
Aggregate of shares		12,767,950
Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Aggregate of shares		140,114,060
Class B Common Stock [Member]
Business Combination (Details) [Line Items]
Aggregate of shares		40,396,600
Business Combination [Member]
Business Combination (Details) [Line Items]
Shares authorized	500,000,000
Business Combination [Member] | Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Shares of common stock	455,000,000
Business Combination [Member] | Class B Common Stock [Member]
Business Combination (Details) [Line Items]
Shares of common stock	44,000,000
Business Combination [Member]
Business Combination (Details) [Line Items]
Transaction costs (in Dollars) | $		$ 27,666
Sound Hound transaction [Member]
Business Combination (Details) [Line Items]
Transaction costs (in Dollars) | $		$ 4,068
PIPE Shares [Member] | Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Aggregate of shares		11,300,000
PIPE Investment [Member] | Common Stock [Member]
Business Combination (Details) [Line Items]
Aggregate value (in Dollars) | $		$ 113,000,000
Purchase price per share (in Dollars per share) | $ / shares		$ 10